Other liabilities	12 Months Ended
Mar. 31, 2018
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Other liabilities

17. Other liabilities

Other liabilities consist of the following:

	As at
	March 31, 2018	March 31, 2017
Current:
Withholding taxes and value added tax payables	$5,117	$5,356
Contingent consideration (Refer note 4(a), 4(b) and 4(c))	8,233	8,252
Deferred rent	800	677
Other liabilities	1,589	1,730

Total	$15,739	$16,015

Non-current:
Deferred rent	$6,544	$5,292
Contingent consideration (Refer note 4(a), 4(b) and 4(c))	3,155	11,426
Other liabilities	1,963	1,751

Total	$11,662	$18,469